Short-term Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Short-term Investments

(3) Short-term Investments

Marketable securities, classified as available for sale, are stated at fair value. There were no other-than-temporary losses during any of the periods presented.

As of December 31, 2012, the Company’s short-term investments were $25.1 million, consisting of certificates of deposit of $1.0 million and marketable securities measured at fair value as follows (in thousands):

	December 31, 2012
	Amortized cost	Unrealized gains	Unrealized loss	Fair value
	(unaudited)
U.S. Agency notes	$3,856	$1	$—	$3,857
Corporate bonds	11,128	1	(3)	11,126
Commercial paper	9,142	—	—	9,142

Total Marketable Securities	$24,126	$2	$(3)	$24,125

As of June 30, 2013, the Company’s short-term investments were $61.6 million, consisting of certificates of deposit of $1.0 million and marketable securities measured at fair value as follows (in thousands):

	June 30, 2013
	Amortized cost	Unrealized gains	Unrealized loss	Fair value
	(unaudited)
U.S. Agency notes	$20,530	$1	$(6)	$20,525
Corporate bonds	28,554	2	(28)	28,528
Commercial paper	11,518	—	—	11,518

Total Marketable Securities	$60,602	$3	$(34)	$60,571

As of June 30, 2013 and December 31, 2012, there were no short-term investments with maturity dates greater than one year.

(3) Short-term Investments

Marketable securities, classified as available-for-sale, are stated at fair value. There were no other-than-temporary losses during any of the periods presented.

As of December 31, 2011, the Company’s short-term investments were $20.4 million, consisting of certificates of deposit of $1.6 million and marketable securities measured at fair value as follows (in thousands):

	December 31, 2011
	Amortized Cost	Unrealized Gains	Unrealized Loss	Fair Value
U.S. Treasury Notes	$403	$—	$—	$403
U.S. Agency Notes	3,441	—	—	3,441
Corporate bonds	10,210	1	(12)	10,199
Commercial paper	4,693	1	(1)	4,693

Total Marketable Securities	$18,747	$2	$(13)	$18,736

As of December 31, 2012, the Company’s short-term investments were $25.1 million, consisting of certificates of deposit of $1.0 million and marketable securities measured at fair value as follows (in thousands):

	December 31, 2012
	Amortized Cost	Unrealized Gains	Unrealized Loss	Fair Value
U.S. Treasury Notes	$3,856	$1	$—	$3,857
U.S. Agency Notes	11,128	1	(3)	11,126
Corporate bonds	9,142	—	—	9,142

Total Marketable Securities	$24,126	$2	$(3)	$24,125

As of December 31, 2011 and 2012, there were no short-term investments with maturity dates greater than one year.